Altegris/AACA Real Estate Long Short Fund
FUND SUMMARY
Investment Objectives

The Fund seeks to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” on page 38 of the Fund’s Prospectus.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Altegris/AACA Real Estate Long Short Fund	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris/AACA Real Estate Long Short Fund		Class A	Class C	Class I	Class N
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.77%	0.77%	0.77%	0.77%
Interest and Dividends on Securities Sold Short		0.50%	0.50%	0.50%	0.50%
Remaining Other Expenses		0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		2.32%	3.07%	2.07%	2.32%
Fee Waiver	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver		2.30%	3.05%	2.05%	2.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, interest, brokerage fees and commissions, swap and structured note fees and expenses, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses, or extraordinary expenses such as litigation) will not exceed 1.80%, 2.55%, 1.55%, and 1.80% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which any fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Altegris/AACA Real Estate Long Short Fund (USD $)	1 Year	3 Years
Class A	795	1,256
Class C	408	946
Class I	208	647
Class N	233	722

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in both long and short positions in equity securities of “real estate” companies and “real estate related” companies (collectively “real estate companies”) (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines real estate companies are those that derive a significant portion of their revenues from the ownership, construction, development, financing, leasing, management and/or sale of commercial, industrial or residential real estate, companies that have a significant portion of their assets invested these types of real estate related companies, including, for example, real estate investment trusts (“REITs”), or companies that may not participate directly in real estate, but which may present an attractive investment opportunity based on the inherent value of their real estate holdings or exposure, or provide sales, leasing or other strategic services to real estate companies. Equity securities of real estate companies will include (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights and (5) debt securities that are convertible into stock.

The Fund may invest in equity and equity derivative securities of both U.S. and non-U.S. real estate companies, as well as companies located in emerging markets and developing economies, and issuers of any capitalization and in any style (from growth to value). The Fund may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund may invest a portion of its assets in private placement offerings of real estate companies which may be illiquid. The Fund may also invest in preferred stock, options (both covered and uncovered or “naked”), convertible securities, or rights or warrants to buy stocks, and may create long or short positions in exchange traded funds (“ETFs”), other investment companies, or ADRs. The Fund’s investments in ETFs may be made (i) as part of the management of portfolio investments, (ii) to hedge various investments for risk management (see below) and/or (iii) for income enhancement, which is also known as speculation. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities.

In addition, the Fund may engage in transactions for the purpose of hedging against changes in the price of other Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. Such defensive or hedged positions may also include investments in equity securities of real estate as well as non-real estate companies. Additionally, the Fund may employ leverage by borrowing from banks in an amount of up to 33% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest more than 5% of its total assets in the securities of one or more issuers and therefore have its investments focused in fewer securities at any one time than a diversified fund. The Fund may engage in frequent trading of the Fund’s portfolio securities.

Altegris Advisors, L.L.C. is the investment adviser to the Fund and provides investment advisory and management services, including the selection and monitoring of the sub-adviser to the Fund. The adviser has selected American Assets Investment Management, LLC (doing business as AACA and referred to herein as “AACA “) to sub-advise the Fund and manage the Fund’s real estate long short investment portfolio. In managing the Fund’s portfolio, the sub-adviser will seek to produce above average, risk-adjusted total returns, including capital appreciation, dividend and interest income and option premiums, through investments both long and short in real estate related securities, including publicly traded securities, REITs, other equities and equity-related derivatives and may also invest in debt and convertible debt and preferred securities. To the extent allowable under applicable regulations, the Fund will use leverage to obtain greater exposure to markets in its investment portfolio. The Fund will not purchase real estate directly, or acquire other forms of direct ownership in real estate.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the adviser, with Board of Trustees’ approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of any different or additional sub-adviser or sub-advisers to manage the Fund’s portfolio.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless.

• Equity Markets Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Exchange-Traded Funds (ETF) Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High Yield or Junk Bond Risk: Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Limited History of Operation(s) Risk: The Fund has a limited history of operation(s) for investors to evaluate.

• Management Risk: The adviser’s judgments about the investment expertise of the sub-adviser may prove to be inaccurate and may not produce the desired results. The sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Securities Risk: Investments in securities of real estate companies will make the Fund more susceptible to risks associated with both the real estate industry generally and with ownership of real estate and related asset classes. The Fund’s primary focus on investments in the real estate sector may subject it to greater risk of loss than if it were diversified across industry sectors.

• REIT Risk: Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

• Sector Concentration Risk: The Fund may entail greater risk and experience more volatility than other funds that diversify across multiple sectors.

• Short Selling and Short Position Risk: The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance

As a newly registered mutual fund, the Altegris/ AACA Real Estate Long Short Fund does not have prior performance as a mutual fund.  The prior performance shown below is for the Fund’s predecessor limited partnership, American Assets Real Estate Securities Fund, L.P. (“Predecessor “Fund”) which was managed by AACA, the Fund’s sub-adviser.   The Predecessor Fund was not registered under the Investment Company Act of 1940 Act (“1940 Act”), and has been reorganized as a series of the Trust effective [January 9, 2014].   The Predecessor Fund, since its inception on February 1, 2011, was managed by AACA in the same style, and pursuant to substantially identical real estate long-short strategies, investment goals and guidelines, as are presently pursued on behalf of the Fund by AACA as its sub-adviser, as further described herein.  The prior annual returns and performance track record that follows is that of the Predecessor Fund since its inception (while it was a limited partnership), and is net of applicable management fees (1.50% annually), performance fees and other actual expenses of the Predecessor Fund.  The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly,  rather than daily, valuation and this may produce different results.  From its inception on February 1, 2011 through the date of this Prospectus, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the 1940 Act and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.  In addition, the Predecessor Fund was not subject to sales loads which are applicable to certain classes of Fund shares, and which also would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the Predecessor Fund varied from year to year. The Predecessor Fund’s past performance is not necessarily an indication of how the Altegris/ AACA Real Estate Long Short Fund will perform in the future.

Performance Bar Chart For Full Calendar Years Ended December 31

Best Quarter	10.93%	March 31, 2012
Worst Quarter	2.29%	June 30, 2012

The following table shows the average annual returns for the Predecessor Fund over various periods ended December 31, 2012. The Predecessor Fund was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes, did not have a distribution policy, and did not pay annual dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Predecessor Fund. The index information is intended to permit you to compare the Predecessor Fund’s performance to a broad measure of market performance.

Average Annual Total Returns For Periods ended December 31, 2012
Average Annual Total Returns Altegris/AACA Real Estate Long Short Fund		1 Year	Since Inception	Inception Date
Altegris/AACA Real Estate Long Short Fund	[1]	20.79%	12.63%	Feb. 01, 2011
Dow Jones U.S. Real Estate Total Return Index	[2]	18.94%	10.72%
Standard & Poor’s 500 Total Return Index	[3]	15.98%	7.90%
[1]	The Fund performance reflects performance the Predecessor Fund, as described above, and presented on an annualized basis.
[2]	The Dow Jones U.S. Real Estate Total Return Index ("DJUSRET") is an unmanaged index considered to be representative of REITs and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes.
[3]	The Standard & Poor's 500 Total Return Index ("S&P 500 TR") Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry representation, and is considered to be representative of the U.S. equity market, and reflects no deductions for fees, expenses or taxes.

Unlike mutual funds, indices do not reflect any trading costs or management fees.

Updated performance information will also be available at no cost by visiting www.altegrismutualfunds.com or by calling 1 (888) 524-9441.